Income Taxes, Reconciliation of tax expense at US statutory rate and provision for taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (loss) before income taxes: [Abstract]
U.S.	$ 3,289	$ 3,458	$ (456)
Non-U.S.	1,487	3,328	1,842
Income from continuing operations before income taxes	4,776	6,786	1,386
Income tax expense (benefit), continuing operations, income tax reconciliation [Abstract]
Income tax at U.S. statutory rate	1,003	1,425	291
Increase (reduction) resulting from: [Abstract]
Non-U.S. income taxed at different statutory rates	27	73	14
Changes in tax laws	0	(6)	(298)
Return to accrual adjustments	16	(179)	(50)
State income taxes, net of federal benefit	60	82	(2)
Exempt income	(213)	(303)	(144)
Uncertain tax positions	(74)	19	97
Other, net	63	52	49
Provision for (benefit from) income taxes before tax effects of other comprehensive income	$ 882	$ 1,163	$ (43)